UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 58.4%
	HEALTH CARE — 12.2%
	Biotechnology — 4.0%
6,800	Bio-Rad Laboratories Inc., Cl. A†	$864,416
120,000	Life Technologies Corp.†	9,128,400

		9,992,816

	Health Care Equipment and Supplies — 3.2%
44,000	ArthroCare Corp.†	1,996,720
12,000	Exactech Inc.†	267,360
180,000	Given Imaging Ltd.†	5,391,000
4,000	ICU Medical Inc.†	258,040
14,000	Patient Safety Technologies Inc.†	30,800
992	Wright Medical Group Inc.†	30,167

		7,974,087

	Health Care Providers and Services — 0.1%
1,000	Chemed Corp.	78,920
7,000	Rhoen Klinikum AG	206,427

		285,347

	Life Sciences Tools and Services — 1.6%
200	Atrium Innovations Inc.†	4,306
8,500	Illumina Inc.†	1,292,000
74,200	WuXi PharmaTech Cayman Inc., ADR†	2,589,580

		3,885,886

	Pharmaceuticals — 3.3%
50,000	Algeta ASA†	2,865,813
23,600	Allergan Inc.	2,704,560
26,000	Bristol-Myers Squibb Co.	1,299,220
200	Cornerstone Therapeutics Inc.†	1,896
5,991	Grifols SA, ADR	237,303
9,000	Hi-Tech Pharmacal Co. Inc.†	389,340
156,000	NuPathe Inc.†	659,880
500	Patheon Inc.†	4,611

		8,162,623

	TOTAL HEALTH CARE	30,300,759

	CONSUMER DISCRETIONARY — 9.3%
	Auto Components — 0.7%
47,000	Cooper Tire & Rubber Co.	1,099,800
10,000	Tenneco Inc.†	568,400

		1,668,200

	Diversified Consumer Services — 0.0%
22,000	Corinthian Colleges Inc.†	32,340

	Hotels, Restaurants, and Leisure — 1.2%
36,000	CEC Entertainment Inc.	1,942,560
4,000	Churchill Downs Inc.	356,440
180,000	Dover Motorsports Inc.	419,400
1,000	Giant Interactive Group Inc., ADR	11,010
80,000	Ladbrokes plc	196,610

Shares		Market Value
5,000	MTR Gaming Group Inc.†	$25,750
8,000	Orient-Express Hotels Ltd.†	113,280

		3,065,050

	Household Durables — 0.1%
10,000	Nobility Homes Inc.†	92,500
20,000	Skyline Corp.†	130,000

		222,500

	Media — 6.6%
100,000	ACME Communications Inc.	2,760
25,000	British Sky Broadcasting Group plc	360,014
150,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,417,500
80,000	Crown Media Holdings Inc., Cl. A†	244,800
3,600	Discovery Communications Inc., Cl. A†	287,208
3,600	Discovery Communications Inc., Cl. C†	265,392
22,000	DISH Network Corp., Cl. A†	1,240,360
7,000	Liberty Global plc, Cl. A†	559,510
7,000	Liberty Global plc, Cl. C†	555,310
24,000	Liberty Media Corp., Cl. A†	3,158,160
1,000	Scripps Networks Interactive Inc., Cl. A	72,520
20,000	Shaw Communications Inc., Cl. B	441,000
50,000	Sky Deutschland AG†	455,257
24,000	Starz, Cl. A†	671,520
80,000	Telenet Group Holding NV	4,752,849
1,000	Time Warner Cable Inc.	133,270
55,000	Valassis Communications Inc.	1,870,000

		16,487,430

	Specialty Retail — 0.7%
12,000	Aaron’s Inc.	322,680
6,500	Costa Inc., Cl. A†	139,685
10,000	Pier 1 Imports Inc.	191,100
20,000	The Jones Group Inc.	295,000
60,000	The Pep Boys - Manny, Moe & Jack†	716,400

		1,664,865

	TOTAL CONSUMER DISCRETIONARY	23,140,385

	MATERIALS — 6.9%
	Building Products — 1.2%
100,000	Griffon Corp.	1,256,000
2,000	Material Sciences Corp.†	25,340
14,000	Texas Industries Inc.†	1,053,080
12,000	Vulcan Materials Co.	740,760

		3,075,180

	Chemicals — 2.5%
12,000	American Pacific Corp.†	557,160
600,000	AZ Electronic Materials SA	3,904,918
100,000	Zoltek Companies Inc.†	1,670,000

		6,132,078

	Containers and Packaging — 2.4%
9,000	Greif Inc., Cl. B	499,590

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
	Containers and Packaging (Continued)
290,000	Myers Industries Inc.	$5,553,500

		6,053,090

	Metals and Mining — 0.8%
95,000	Alcoa Inc.	1,093,450
1,200	Allegheny Technologies Inc.	37,728
90,000	AuRico Gold Inc.	413,100
4,000	Camino Minerals Corp.†	126
20,000	Chaparral Gold Corp.†	7,183
12,000	Gold Fields Ltd., ADR	41,760
10,000	Osisko Mining Corp.†	59,978
20,000	Pan American Silver Corp.	251,762
3,000	Sibanye Gold Ltd., ADR	17,310

		1,922,397

	Paper and Forest Products — 0.0%
28,000	Ainsworth Lumber Co. Ltd.†	101,567

	TOTAL MATERIALS	17,284,312

	INFORMATION TECHNOLOGY — 6.5%
	Communications Equipment — 0.1%
400	Aastra Technologies Ltd.	15,357
25,000	Emulex Corp.†	184,000

		199,357

	Electrical Equipment and Instruments — 1.2%
10,000	Anaren Inc.†	279,500
45,000	Laird plc	239,606
4,500	Park Electrochemical Corp.	135,765
20,764	Schneider Electric SA†	1,674,526
11,000	SGL Carbon SE	410,951
30,000	Zygo Corp.†	420,900

		3,161,248

	Semiconductors and Semiconductor Equipment — 2.0%
1,125	Lam Research Corp.†	56,936
430,000	LSI Corp.	4,742,900
2,500	LTX-Credence Corp.†	21,375
10,000	MoSys Inc.†	50,200
10,000	PLX Technology Inc.†	60,500
2,000	RDA Microelectronics Inc., ADR	36,260

		4,968,171

	Software — 3.2%
38,000	BMC Software Stub†	1,900
1,000	Delcam plc	34,004
2,000	Ebix Inc.	27,160
75,000	FalconStor Software Inc.†	112,500
240,000	Responsys Inc.†	6,482,400
37,000	Stonesoft OYJ†	222,564
21,000	Take-Two Interactive Software Inc.†	402,780

Shares		Market Value
7,000	Unit4 NV	$363,949
24,200	Xyratex Ltd.	319,682

		7,966,939

	TOTAL INFORMATION TECHNOLOGY	16,295,715

	CONSUMER STAPLES — 6.2%
	Beverages — 2.4%
70,000	Beam Inc.	5,831,000

	Food and Staples Retailing — 1.5%
1,000	Blyth Inc.	9,380
21,000	Casey’s General Stores Inc.	1,442,070
25,000	Shoppers Drug Mart Corp.	1,317,621
6,400	Spartan Stores Inc.	144,576
29,700	Village Super Market Inc., Cl. A	862,488

		3,776,135

	Food Products — 2.0%
1,200	Arden Group Inc., Cl. A	151,440
1,000	Campofrio Food Group SA†	9,374
4,500	Flowers Foods Inc.	94,275
40,000	GrainCorp Ltd., Cl. A	266,046
27,000	Hillshire Brands Co.	961,740
510,000	Parmalat SpA	1,697,593
6,500	Post Holdings Inc.†	347,945
44,000	Tootsie Roll Industries Inc.	1,334,960
1,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	8,253
400,000	Yashili International Holdings Ltd.	210,206

		5,081,832

	Personal Products — 0.3%
50,000	Avon Products Inc.	744,500

	TOTAL CONSUMER STAPLES	15,433,467

	TELECOMMUNICATION SERVICES — 6.1%
	Diversified Telecommunications Services — 1.3%
280,000	Asia Satellite Telecommunications Holdings Ltd.	1,081,944
150,000	Cincinnati Bell Inc.†	519,000
220,000	Koninklijke KPN NV†	822,793
14,500	Ziggo NV	630,396

		3,054,133

	Wireless Telecommunications Services — 4.8%
9,000	Blackberry Ltd.†	85,050
315,000	Leap Wireless International Inc.†	5,528,250
18,000	Millicom International Cellular SA, SDR	1,752,908
1,000	Rogers Communications Inc., Cl. B	42,040
5,000	Sprint Corp.†	41,350
9,000	Telephone & Data Systems Inc.	243,180
40,000	T-Mobile US Inc.	1,222,800

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
	Wireless Telecommunications Services (Continued)
70,000	United States Cellular Corp.	$3,100,300

		12,015,878

	TOTAL TELECOMMUNICATION SERVICES	15,070,011

	INDUSTRIALS — 3.5%
	Aerospace and Defense — 0.7%
15,000	Exelis Inc.	293,850
40,000	Kaman Corp.	1,550,400

		1,844,250

	Air Freight and Logistics — 0.4%
50,000	Pacer International Inc.†	440,500
75,000	TNT Express NV	661,744

		1,102,244

	Commercial Services and Supplies — 0.9%
60,000	Coleman Cable Inc.	1,574,400
40,000	Commercial Solutions Inc.†	38,070
7,000	Rollins Inc.	201,740
10,000	The Brink’s Co.	316,400
14,000	Veripos Inc.	82,518

		2,213,128

	Machinery — 0.7%
10,000	CIRCOR International Inc.	720,200
4,000	CNH Industrial NV†	42,080
30,000	Xylem Inc.	1,000,800

		1,763,080

	Railroads and Transportation — 0.8%
5,000	GATX Corp.	289,500
50,600	Navistar International Corp.†	1,559,492
2,000	Vitran Corp. Inc.†	12,940

		1,861,932

	TOTAL INDUSTRIALS	8,784,634

	UTILITIES — 3.5%
	Electric Utilities — 1.8%
18,000	Duke Energy Corp.	1,271,160
44,000	Endesa SA	1,294,868
32,000	UNS Energy Corp.	1,916,160

		4,482,188

	Gas Utilities — 0.1%
4,000	Southwest Gas Corp.	214,920

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow†	0

Shares		Market Value
	Multi-Utilities — 1.2%
68,000	NorthWestern Corp.	$3,074,280

	Water — 0.4%
30,000	Severn Trent plc	851,704

	TOTAL UTILITIES	8,623,092

	FINANCIALS — 3.0%
	Capital Markets — 0.3%
50,000	BKF Capital Group Inc.†	58,500
102,000	SWS Group Inc.†	783,360

		841,860

	Commercial Banks — 0.8%
7,000	Camco Financial Corp.†	44,940
180,000	First Niagara Financial Group Inc.	1,555,200
34,000	Hudson City Bancorp Inc.	307,360
12,625	Sterling Bancorp	159,075

		2,066,575

	Consumer Finance — 1.4%
150,000	SLM Corp.	3,414,000

	Insurance — 0.1%
2,200	Argo Group International Holdings Ltd.	98,978
3,000	CNinsure Inc., ADR†	17,490
3,535	Fidelity National Financial Inc., Cl. A	111,494
500	Tower Group International Ltd.	1,250

		229,212

	Real Estate Management and Development — 0.3%
16,012	Ryman Hospitality Properties Inc.	662,256

	Thrift and Mortgage Finance — 0.1%
10,000	New York Community Bancorp Inc.	161,900

	TOTAL FINANCIALS	7,375,803

	ENERGY — 1.2%
	Oil, Gas, and Consumable Fuels — 1.2%
400,000	Alvopetro Energy Ltd.†	395,062
4,000	Anadarko Petroleum Corp.	322,760
125,000	Dragon Oil plc	1,211,348
5,000	Equal Energy Ltd.	26,400
345,000	Gulf Coast Ultra Deep Royalty Trust†	869,400
11,592	Halcon Resources Corp.†	39,065
16,000	Heritage Oil plc†	49,448
1,008	LinnCo LLC	32,448
140,000	WesternZagros Resources Ltd.†	124,444

		3,070,375

	TOTAL ENERGY	3,070,375

	TOTAL COMMON STOCKS	145,378,553

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2014 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	HEALTH CARE — 0.0%
20,000	Adolor Corp., CPR, expire 07/01/19†	$10,400
5,000	American Medical Alert Corp.†	50
4,000	Clinical Data Inc., CVR, expire 04/14/18†	3,800
10,000	Cubist Pharmaceuticals Inc., CVR†	8,710
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	60
120,000	Sanofi, CVR, expire 12/31/20†	53,400
86,000	Trius Therapeutics, CVR†	11,180
4,000	Wright Medical Group Inc., CVR†	1,480

		89,080

	TOTAL RIGHTS	89,080

	WARRANTS — 0.1%
	ENERGY — 0.1%
	Oil, Gas, and Consumable Fuels — 0.1%
45,000	Kinder Morgan Inc., expire 05/25/17†	132,750

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 41.5%
$103,514,000	U.S. Treasury Bills,
	0.020% to 0.100%††,
	02/06/14 to 07/24/14	$103,505,060

	TOTAL INVESTMENTS — 100.0%
	(Cost $228,877,674)	$249,105,443

	Aggregate tax cost	$231,317,354

	Gross unrealized appreciation	$25,162,726
	Gross unrealized depreciation	(7,374,637)

	Net unrealized appreciation/depreciation	$17,788,089

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 1/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Information Technology
Software	$ 7,965,039	—	$ 1,900	$ 7,966,939
Other Industries (a)	8,328,776	—	—	8,328,776
Utilities
Independent Power Producers and Energy Traders	—	—	0	0
Other Industries (a)	8,623,092	—	—	8,623,092
Other Industries (a)	120,459,746	—	—	120,459,746

Total Common Stocks	145,376,653	—	1,900	145,378,553

Rights:
Health Care	63,590	—	25,490	89,080

Warrants:
Energy	132,750	—	—	132,750

U.S. Government Obligations	—	$103,505,060	—	103,505,060

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$145,572,993	$103,505,060	$27,390	$249,105,443

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the nine months ended January 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty. There were no derivative contracts held at January 31, 2014.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts held at January 31, 2014.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At January 31, 2014, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2013, the Fund had a net capital loss carryforward for federal income tax purposes of $36,580,329 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/17/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/17/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	3/17/2014

*	Print the name and title of each signing officer under his or her signature.